Document and Entity Information	May 30, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2024
Registrant Name	Fidelity Salem Street Trust
Central Index Key	0000035315
Investment Company Type	N-1A
Amendment Flag	false